Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, value at Jan. 02, 2010	$ 3,325	$ 33	$ 6	$ 3,192	$ 94
Balance, shares at Jan. 02, 2010		324,537,581
Net earnings	907			907
Other comprehensive income (loss)	(10)				(10)
Total comprehensive income	897
Repurchases of commmon stock, shares		(15,388,500)
Repurchases of common stock, value	(625)	(2)	(623)
Stock-based compensation	70		70
Common stock issued under stock plans and other, net - shares		6,293,732
Common stock issued under stock plans and other, net - value	152	1	151
Common stock issued in connection with acquisition, shares		13,575,353
Common stock issued in connection with acquisition, value	533	1	532
Tax benefit from stock plans	20		20
Balance, value at Jan. 01, 2011	4,372	33	156	4,099	84
Balance, shares at Jan. 01, 2011		329,018,166
Net earnings	826			826
Other comprehensive income (loss)	(68)				(68)
Total comprehensive income	758
Cash dividends declared	(272)			(272)
Repurchases of commmon stock, shares		(18,314,774)
Repurchases of common stock, value	(775)	(2)	(504)	(269)
Stock-based compensation	76		76
Common stock issued under stock plans and other, net - shares		8,912,573
Common stock issued under stock plans and other, net - value	303	1	302
Tax benefit from stock plans	13		13
Balance, value at Dec. 31, 2011	4,475	32	43	4,384	16
Balance, shares at Dec. 31, 2011	319,615,965	319,615,965
Net earnings	752			752
Other comprehensive income (loss)	30				30
Total comprehensive income	782
Cash dividends declared	(284)			(284)
Repurchases of commmon stock, shares		(27,670,874)
Repurchases of common stock, value	(1,058)	(3)	(221)	(834)
Stock-based compensation	69		69
Common stock issued under stock plans and other, net - shares		3,703,236
Common stock issued under stock plans and other, net - value	119	1	118
Tax benefit from stock plans	(9)		(9)
Balance, value at Dec. 29, 2012	$ 4,094	$ 30	$ 0	$ 4,018	$ 46
Balance, shares at Dec. 29, 2012	295,648,327	295,648,327